UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Equity Income Fund

	Shares	Value ($)

Common Stocks 88.6%
Consumer Discretionary 6.8%
Hotels Restaurants & Leisure 1.1%
Carnival Corp.	33,900	1,657,371
Media 1.9%
Idearc, Inc.	49,285	1,712,654
Regal Entertainment Group "A"	50,700	1,102,725

		2,815,379
Multiline Retail 1.3%
Federated Department Stores, Inc.	41,264	1,812,315
Specialty Retail 2.5%
Abercrombie & Fitch Co. "A"	13,000	1,061,580

Limited Brands, Inc.	23,900	658,923
Lowe's Companies, Inc.	37,400	1,142,944
TJX Companies, Inc.	28,700	800,443

		3,663,890
Consumer Staples 6.5%
Beverages 1.7%
Diageo PLC (ADR)	29,200	2,464,480
Food & Staples Retailing 1.5%
CVS/Caremark Corp.	60,600	2,196,144
Food Products 0.9%
Unilever NV (NY Shares)	44,400	1,354,200
Tobacco 2.4%
Altria Group, Inc.	37,219	2,565,133
UST, Inc.	17,800	1,008,904

		3,574,037
Energy 9.6%
Energy Equipment & Services 1.6%
GlobalSantaFe Corp.	15,200	971,736
Schlumberger Ltd.	17,800	1,314,174

		2,285,910
Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.	14,800	1,151,292
ConocoPhillips	17,174	1,191,017
ExxonMobil Corp.	68,939	5,472,378
Hess Corp.	29,600	1,679,800
Marathon Oil Corp.	14,500	1,472,475
Spectra Energy Corp.	31,500	822,150

		11,789,112
Financials 31.7%
Capital Markets 6.9%
Ameriprise Financial, Inc.	29,800	1,772,206
E*TRADE Financial Corp.*	39,400	869,952
Merrill Lynch & Co., Inc.	26,100	2,355,003
Morgan Stanley	31,300	2,629,513
TD Ameritrade Holding Corp.*	52,600	896,830
The Goldman Sachs Group, Inc.	7,000	1,530,270

		10,053,774
Commercial Banks 5.2%
PNC Financial Services Group, Inc.	36,842	2,729,992
SunTrust Banks, Inc.	16,219	1,369,208
UnionBanCal Corp.	23,800	1,463,224
US Bancorp	22,000	755,700
Wachovia Corp.	24,100	1,338,514

		7,656,638
Diversified Financial Services 9.5%
Bank of America Corp.	107,804	5,487,224
Citigroup, Inc.	55,233	2,961,593
JPMorgan Chase & Co.	106,352	5,540,939

		13,989,756
Insurance 7.1%
Allstate Corp.	20,600	1,283,792

American International Group, Inc.	63,800	4,460,258
Lincoln National Corp.	20,000	1,423,000
Loews Corp.	70,100	3,317,132

		10,484,182
Real Estate Investment Trusts 0.9%
Host Hotels & Resorts, Inc. (REIT)	51,000	1,307,640
Thrifts & Mortgage Finance 2.1%
New York Community Bancorp, Inc.	74,900	1,307,754
Washington Mutual, Inc.	43,200	1,813,536

		3,121,290
Health Care 10.3%
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	43,607	2,469,465
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	37,000	1,963,220
Pharmaceuticals 7.3%
Abbott Laboratories	33,779	1,912,567
Merck & Co., Inc.	60,930	3,134,239
Novartis AG (ADR)	18,900	1,097,901
Pfizer, Inc.	68,500	1,812,510
Wyeth	50,360	2,794,980

		10,752,197
Industrials 5.4%
Aerospace & Defense 1.6%
Honeywell International, Inc.	43,959	2,381,699
Electrical Equipment 0.8%
Emerson Electric Co.	23,872	1,121,745
Industrial Conglomerates 3.0%
General Electric Co.	60,418	2,227,007
Textron, Inc.	21,809	2,217,321

		4,444,328
Information Technology 5.9%
Communications Equipment 2.5%
Harris Corp.	29,400	1,509,690
Nokia Oyj (ADR)*	88,500	2,234,625

		3,744,315
Software 3.4%
Autodesk, Inc.*	39,300	1,621,911
Microsoft Corp.	71,900	2,152,686
Symantec Corp.*	68,100	1,198,560

		4,973,157
Materials 2.3%
Containers & Packaging 0.9%
Packaging Corp. of America	51,600	1,277,616
Metals & Mining 1.4%
Alcoa, Inc.	59,300	2,104,557
Telecommunication Services 8.3%
Diversified Telecommunication Services 6.7%
AT&T, Inc.	155,192	6,009,034

Citizens Communications Co.	73,800	1,149,066
Verizon Communications, Inc.	69,500	2,653,510

		9,811,610
Wireless Telecommunication Services 1.6%
ALLTEL Corp.	37,900	2,375,951
Utilities 1.8%
Electric Utilities
Duke Energy Corp.	63,000	1,292,760
FPL Group, Inc.	20,818	1,340,055

		2,632,815

Total Common Stocks (Cost $107,464,519)		130,278,793
Open End Investment Companies 10.3%
DWS Core Fixed Income Fund "Institutional" (a)	413,356	4,439,443
DWS High Income Fund "Institutional" (a)	1,930,309	10,636,005

Total Open End Investment Companies (Cost $14,783,486)		15,075,448
Cash Equivalents 1.4%
Cash Management QP Trust, 5.31% (b) (Cost $2,025,521)	2,025,521	2,025,521
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 124,273,526)	100.3	147,379,762
Other Assets and Liabilities, Net	(0.3)	(425,936)

Net Assets	100.0	146,953,826

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		DWS Core Fixed Income Fund and DWS High Income Fund, affiliated funds, are managed by Deutsche Investment Management Americas Inc.
(b)		An affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007